Subsequent Events - Additional Information (Detail) (USD $)	0 Months Ended
	Mar. 05, 2015	Feb. 02, 2015	Jan. 09, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Monthly lease payments				$ 18,000
Subsequent event [Member]
Subsequent Event [Line Items]
Gifts to charitable organization			210,000
Lease agreement, date		2018-06
Monthly lease payments		21,719
Lease payment, description		The amendment provides for monthly lease payments of $21,719 for the first year starting in June 2015, with modest increases in the following two years.
Warrants exercisable date	Mar. 05, 2015
Subsequent event [Member] | Series B Warrant Liability [Member]
Subsequent Event [Line Items]
Number of shares purchased on exercise of warrants	589,510
Exercise price of warrants exercised	6.50
Gross proceeds upon exercise of warrants	3,800,000
Subsequent event [Member] | Series C Warrants [Member]
Subsequent Event [Line Items]
Number of shares purchased on exercise of warrants	589,510
Exercise price of warrants exercised	6.25
Warrants expiry date	Mar. 05, 2020